20. Income tax and social contribution (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	R$ 207	R$ 125
Deferred income tax and social contribution, liabilities	(581)	(394)
Deferred income tax and social contribution, net	(374)	(269)	R$ (143)	R$ (774)
Tax losses and negative basis of social contribution
DisclosureOfDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	198	200
Deferred income tax and social contribution, liabilities	0	0
Deferred income tax and social contribution, net	198	200
Provision for contingencies
DisclosureOfDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	292	289
Deferred income tax and social contribution, liabilities	0	0
Deferred income tax and social contribution, net	292	289
Goodwill tax amortization
DisclosureOfDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	0	0
Deferred income tax and social contribution, liabilities	(601)	(585)
Deferred income tax and social contribution, net	(601)	(585)
Mark-to-market adjustment
DisclosureOfDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	0	0
Deferred income tax and social contribution, liabilities	(1)	(7)
Deferred income tax and social contribution, net	(1)	(7)
Technological innovation - future realization
DisclosureOfDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	0	0
Deferred income tax and social contribution, liabilities	(10)	(13)
Deferred income tax and social contribution, net	(10)	(13)
Depreciation of fixed assets as per tax rates
DisclosureOfDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	0	0
Deferred income tax and social contribution, liabilities	(128)	(112)
Deferred income tax and social contribution, net	(128)	(112)
Unrealized gains with tax credits
DisclosureOfDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	0	0
Deferred income tax and social contribution, liabilities	(222)	(185)
Deferred income tax and social contribution, net	(222)	(185)
Other
DisclosureOfDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	112	149
Deferred income tax and social contribution, liabilities	(14)	(5)
Deferred income tax and social contribution, net	98	144
Subtotal
DisclosureOfDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	602	638
Deferred income tax and social contribution, liabilities	(976)	(907)
Deferred income tax and social contribution, net	(374)	(269)
Compensation
DisclosureOfDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	(395)	(513)
Deferred income tax and social contribution, liabilities	395	513
Deferred income tax and social contribution, net	R$ 0	R$ 0